Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
External revenues	$ 73,949	$ 15,190	$ 12,731
External other income	8,507	7,800	8,701
External revenues and other income	82,456	22,990	21,432
Cost of revenue	(36,275)	(11,392)	(2,739)
Research and development expenses	(86,950)	(92,042)	(76,567)
Selling, general and administrative expenses	(44,201)	(43,017)	(47,248)
Other operating income and expenses	(466)	(91)	31
Total operating expenses	(167,893)	(146,542)	(126,523)
Operating income (loss) before tax	(85,437)	(123,552)	(105,091)
Financial gain (loss)	(12,046)	8,340	16,758
Net income (loss) from discontinued operations	(97,483)	(115,212)	(88,333)
Non controlling interests	(16,409)	(13,121)	(9,640)
Net income (loss) attributable to shareholders of Cellectis	(81,074)	(102,091)	(78,693)
Adjustment of share-based compensation attributable to shareholders of Cellectis	14,365	23,242	34,563
Adjusted net income (loss) attributable to shareholders of Cellectis	(66,709)	(78,849)	(44,130)
Depreciation and amortization	(9,819)	(6,875)	(2,377)
Additions to tangible and intangible assets	50,599	17,666	4,911
Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	7,591	11,629	17,689
Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	6,774	11,613	16,873
Plants [member]
Disclosure of operating segments [line items]
External revenues and other income	22,892	7,294	414
Cost of revenue	(34,324)	(9,275)	(595)
Research and development expenses	(9,903)	(12,390)	(8,638)
Selling, general and administrative expenses	(21,688)	(26,090)	(21,067)
Other operating income and expenses	(103)	25	(50)
Total operating expenses	(66,018)	(47,730)	(30,351)
Operating income (loss) before tax	(43,126)	(40,436)	(29,937)
Financial gain (loss)	(776)	294	1,420
Net income (loss) from discontinued operations	(43,902)	(40,142)	(28,517)
Non controlling interests	(16,409)	(13,121)	(9,640)
Net income (loss) attributable to shareholders of Cellectis	(27,493)	(27,021)	(18,877)
Adjustment of share-based compensation attributable to shareholders of Cellectis	4,337	8,292	6,056
Adjusted net income (loss) attributable to shareholders of Cellectis	(23,156)	(18,729)	(12,821)
Depreciation and amortization	(1,869)	(1,233)	(637)
Additions to tangible and intangible assets	1,786	2,998	1,871
Plants [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	801	1,619	838
Plants [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	3,536	6,673	5,218
Therapeutics [member]
Disclosure of operating segments [line items]
External revenues and other income	59,564	15,696	21,018
Cost of revenue	(1,951)	(2,117)	(2,144)
Research and development expenses	(77,048)	(79,652)	(67,929)
Selling, general and administrative expenses	(22,513)	(16,927)	(26,180)
Other operating income and expenses	(363)	(116)	81
Total operating expenses	(101,875)	(98,812)	(96,172)
Operating income (loss) before tax	(42,311)	(83,116)	(75,154)
Financial gain (loss)	(11,270)	8,045	15,339
Net income (loss) from discontinued operations	(53,581)	(75,071)	(59,816)
Non controlling interests	0	0	0
Net income (loss) attributable to shareholders of Cellectis	(53,581)	(75,071)	(59,816)
Adjustment of share-based compensation attributable to shareholders of Cellectis	10,028	14,950	28,507
Adjusted net income (loss) attributable to shareholders of Cellectis	(43,553)	(60,121)	(31,309)
Depreciation and amortization	(7,950)	(5,642)	(1,740)
Additions to tangible and intangible assets	48,813	14,668	3,040
Therapeutics [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	6,790	10,010	16,852
Therapeutics [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	3,238	4,940	11,655
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	73,949	15,190	12,731
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	22,892	7,294	236
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	51,057	7,896	12,495
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External other income	8,507	7,800	8,701
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External other income	0	0	178
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External other income	$ 8,507	$ 7,800	$ 8,523